SHARE-BASED COMPENSATION - Compensation expense recognized for share-based awards (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SHARE-BASED COMPENSATION
Share-based compensation was allocated in operating expenses	¥ 106	¥ 19,560	¥ 47,405